Employee Benefit Plans (Details 9) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued obligation included in the balance sheet
Accrued obligation	$ 326.6	$ 296.3
Postretirement Benefit Plans [Member]
Accrued obligation included in the balance sheet
Accrued obligation	14.9	12.4
Accrued expenses and other current liabilities [Member] | Postretirement Benefit Plans [Member]
Accrued obligation included in the balance sheet
Accrued obligation	0.7	0.7
Pension and other postretirement liabilities [Member] | Postretirement Benefit Plans [Member]
Accrued obligation included in the balance sheet
Accrued obligation	$ 14.2	$ 11.7